CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 33,459	$ 7,500	$ 6,000
Cost of revenue	2,004	975	680
Gross profit	31,455	6,525	5,320
Operating expenses:
Research and development expenses, net	34,472	30,648	28,694
Marketing and business development expenses	244	932	842
General and administrative expenses	9,731	10,319	10,858
Total operating expenses	44,447	41,899	40,394
Operating loss	(12,992)	(35,374)	(35,074)
Financial and other income, net	3,208	1,738	871
Loss before taxes on income	(9,784)	(33,636)	(34,203)
Taxes on income, net	8,970	58	0
Net loss	$ (18,754)	$ (33,694)	$ (34,203)
Basic net loss per share	$ (0.21)	$ (0.39)	$ (0.41)
Diluted net loss per share	$ (0.21)	$ (0.39)	$ (0.41)
Unrealized gain arising during the period from marketable securities	$ 2	$ 0	$ 0
Total comprehensive loss	$ (18,752)	$ (33,694)	$ (34,203)
Weighted average number of ordinary shares used in computing basic net loss per share	87,633,298	86,555,628	84,203,971
Weighted average number of ordinary shares used in computing diluted net loss per share	87,633,298	86,555,628	84,203,971